Investments In Affiliate - Summarized financial information of the affiliates (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Affiliate jointly - owned companies - summarized financial information [Line Items]
Voyage revenue	$ 483,995	$ 414,249	$ 386,155
December 31, 2013 [Member]
Affiliate jointly - owned companies - summarized financial information [Line Items]
Non-current assets		49,072
Current assets		3,184
Total assets of affiliates		52,256
Current liabilities		2,196
Voyage revenue		5,580
Net income / (loss)		1,410
December 31, 2014 [Member]
Affiliate jointly - owned companies - summarized financial information [Line Items]
Non-current assets	177,220
Current assets	13,267
Total assets of affiliates	190,487
Current liabilities	6,283
Voyage revenue	12,449
Net income / (loss)	$ (6,360)